Significant Accounting Judgments, Estimates and Assumptions - Schedule of Provisional Sales Figures for Territories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	€ 482,325	€ 108,589	€ 127,575
Share of Collaboration Partner's Gross Profit
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	188,477
Direct Product Sales to BioNTech Customers
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	20,553
German Territory | Direct Product Sales to BioNTech Customers
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	20,553
U.S. Territory | Share of Collaboration Partner's Gross Profit
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	46,997
Territories Outside the U.S. | Share of Collaboration Partner's Gross Profit
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Revenue from contracts with customers	€ 141,480